Leases - Assets by Type Which Nomura Leases on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases [Line Items]
Cost	¥ 11,716
Accumulated depreciation	(2,288)
Net carrying amount	9,428
Real estate [Member]
Leases [Line Items]
Cost	3,447	[1]
Accumulated depreciation	(1,334)	[1]
Net carrying amount	2,113	[1]
Aircraft [Member]
Leases [Line Items]
Cost	8,269
Accumulated depreciation	(954)
Net carrying amount	¥ 7,315

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.